Document and Entity Information	Jul. 31, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001048268
Document Type	8-K
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	IES Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-13783
Entity Tax Identification Number	76-0542208
Entity Address, Address Line One	5433 Westheimer Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	860-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	IESC
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights to Purchase Preferred Stock
Trading Symbol	IESC
Security Exchange Name	NASDAQ